Contract Balances, Performance Obligations and Contract Costs 1 (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Capitalized contract cost, net, Total	$ 16.6	$ 12.9
Capitalized contract cost, amortization	$ 4.7	$ 3.3	$ 2.5